Risk information - Assets and liabilities in foreign currencies (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets	kr 349,964	kr 368,094
Total liabilities	325,875	343,522
FX
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets	349,964	368,094
Total liabilities	325,875	343,522
FX | Total foreign currency position
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency positions excluding unrealized changes in fair value	(5)	(47)
Total assets	221,992	312,313
Total liabilities	kr 222,283	kr 312,265